Dec. 29, 2023
ActivePassive Core Bond ETF
ActivePassive Core Bond ETF
Investment Objective
The investment objective of the ActivePassive Core Bond ETF (“Core Bond ETF” or the “Fund”) is to provide current income consistent with low volatility of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)(2)	0.01%
Total Annual Fund Operating Expenses	0.36%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$37	$116

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available. During the fiscal period from May 2, 2023 (commencement of operations) through August 31, 2023, the Fund’s portfolio turnover rate was 12.7% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively-managed exchange-traded fund (“ETF”) that blends active and passive investment strategies to optimize costs, tracking and potential return over the Fund’s benchmark index, the Bloomberg
U.S. Aggregate Bond Index (the “Underlying Index”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities that are rated investment grade or better and up to 20% of its net assets in high yield debt securities, also known as “junk bonds.” The ratio of the Fund’s assets that are allocated to active versus passive investment strategies is determined by Envestnet Asset Management, Inc., the Fund’s investment adviser (the “Adviser”), and is based on a variety of factors, including the Adviser’s proprietary research that looks at the likelihood of active managers outperforming or underperforming within the asset classes in which the Fund invests, the Adviser’s research and due diligence on available investment sub-advisers (each, a “Sub-Adviser”) within the different asset classes in which the Fund invests and the Adviser’s assessment of how different Sub-Advisers will contribute to overall Fund performance. The Adviser also considers academic research on factor investing, which is an investment approach that involves selecting securities based on attributes associated with higher returns, and the long-term performance of factor investing with established style factors across the asset classes in which the Fund invests. The Adviser generally employs a balanced approach to allocating between active and passive investment management of taxable fixed income portfolios. The Adviser takes advantage of the low costs and index tracking of passive investing and balances it with active investing which can provide the opportunity to add value through risk mitigation and security selection. The portion of the Fund’s investment portfolio that is actively managed by the Sub-Advisers and Adviser will range from 10% to 60% of the Fund’s net assets and is expected to shift over time as economic conditions change and the available information about the asset classes in which the Fund invests evolves. The remaining portion of the Fund’s portfolio will be allocated to the passive investment strategy. The Adviser will generally rebalance the Fund’s portfolio between the active and passive investment strategies on an annual basis but may rebalance the portfolio more frequently if market conditions warrant or the allocation between active and passive drifts significantly from the target allocation.

The fixed income securities in which the Fund may invest include corporate bonds, U.S. government securities, U.S. agency securities, mortgage- and asset-backed securities, and foreign fixed income securities, as well as ETFs that primarily invest in fixed income securities. The Fund may also invest in privately placed securities that have not been registered under the Securities Act of 1933 (the “Securities Act”), as amended, but may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act (“Rule 144A Securities”). The Fund’s investments in mortgage- and asset-backed securities may include commercial mortgage-backed securities, and agency and non-agency residential mortgage-backed securities including fixed and adjustable rate pass-throughs, collateralized loan obligations (“CLOs”), collateralized mortgage obligations (“CMOs”) and other structures such as interest only, principal only and credit risk transfer securities. The fixed income securities in which the Fund may invest may have fixed, floating or variable rates. The Adviser and the Sub-Advisers will seek to limit volatility in the Fund’s portfolio by investing in fixed income securities with different maturity dates and credit ratings that the Adviser and the Sub-Advisers believe will provide stable and consistent returns to the Fund. The Fund may invest in fixed income securities with a range of maturities, from short-term obligations carrying maturities of less than one year to long-term obligations with maturities more than 20 years. It is expected that the weighted average maturity of the securities in the Fund will approximate the weighted average maturity of the Underlying Index. The debt securities in which the Fund invests must be rated CCC+ or better at the time of purchase by any nationally recognized statistical rating organization (“NRSRO”). In the event a security is split rated by two or more NRSROs, the Adviser will use the lower rating to determine credit quality.

The Underlying Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The sponsor of the Underlying Index determines the composition of the Underlying Index and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Neither the Fund nor the Adviser is affiliated with the sponsor of the Underlying Index. The Underlying Index includes U.S. government securities, U.S. agency securities, corporate bonds, and mortgage- and asset-backed securities. To be included in the Underlying Index, securities must be U.S. dollar denominated, be rated investment grade, be fixed-rate coupons and have at least one year to maturity. Securities included in the Underlying Index must have at least $300 million outstanding for U.S. government, U.S. agency and corporate securities, $1 billion outstanding for mortgage-backed securities, $25 million for asset-backed securities, and $300 million for collateralized mortgage-backed securities. Securities included in the Underlying Index must be fully taxable. In addition, securities included in the Underlying Index must be SEC-registered or exempt from registration at the time of issuance. The Underlying Index is rebalanced monthly.

The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund and will generally quantitatively manage the passive allocation of the Fund’s investment portfolio. Quantitative investing, also known as systematic investing, is an investment approach that uses mathematical modeling, computer systems and data analysis to evaluate a specific universe of potential investments. Quantitative investing uses data to build portfolios that either attempt to track an index, provide exposure to specific investment style factors, or structure the portfolio according to desired attributes. The Adviser’s quantitative strategy with respect to the Fund seeks to construct the passive allocation of the portfolio to provide investment results that, before expenses, correspond to the price and performance of the Underlying Index. The Adviser manages the passive allocation utilizing a representative sampling strategy, meaning that the Fund may not purchase all of the securities represented in the Underlying Index, but it will attempt to construct the passive allocation of the Fund to hold a portfolio of individual fixed income securities that, in the aggregate, have risk, return and credit quality characteristics that resemble the risk, return and credit quality characteristics of the Underlying Index. As part of the passive allocation, the Fund may invest in passively-managed ETFs in trying to construct the passive allocation to track the Underlying Index. The passive allocation may be represented by securities maturing at regular intervals, meaning that the fixed-income securities in the Fund’s passive allocation will have maturity dates that are evenly spaced across several years so that the proceeds may be reinvested at regular intervals as the securities mature.

The Adviser also believes that the Fund’s reward and risk characteristics can be enhanced by employing one or more Sub-Advisers, with complementary styles and approaches, who actively manage distinct segments of a market, asset class or investment style for the Fund. The Fund currently employs two Sub-Advisers to manage the Fund’s qualitative active allocation, Sage Advisory Services, Ltd. Co. (“Sage Advisory”) and Neuberger Berman Investment Advisers LLC (“NBIA”). Sage Advisory will manage a sleeve of the qualitative active allocation by seeking to invest in a broad range of investment grade fixed income securities with an anticipated average maturity between three and seven years. Sage Advisory will emphasize safety of principal and liquidity in selecting securities for the Fund. NBIA will manage a sleeve of the qualitative active allocation and select securities for the Fund’s portfolio utilizing a disciplined relative value approach to sector allocation, research-driven security selection and duration management. The Sub-Advisers generally rely on detailed proprietary research and focus on the sectors and securities they believe are undervalued relative to the market. The Sub‑Advisers will actively trade the portion of Fund’s investment portfolio they manage, and the Fund may experience a high portfolio turnover rate. In selecting securities for investment, the Sub-Advisers typically:

•Use in-depth fundamental research to identify sectors and securities for potential investment and to analyze risk;
•Analyze the credit quality of issuers, an issuer’s potential for success, the credit, currency, and economic risks of potential investments and their issuers, security-specific features, current and potential future valuation of potential investments, and trading opportunities to select investments;
•Look to capitalize on rapidly shifting market risks and dynamics caused by economic and technical factors; and
•Consider the liquidity of securities and the portfolio overall as an important factor in portfolio construction.
Principal Risks of Investing in the Fund
Performance
When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Updated performance information is available on the Fund’s website at www.activepassive.com or by calling the Fund toll-free at 1-800-617-0004.

ActivePassive Intermediate Municipal Bond ETF
ActivePassive Intermediate Municipal Bond ETF
Investment Objective
The investment objective of the ActivePassive Intermediate Municipal Bond ETF (“Intermediate Municipal Bond ETF” or the “Fund”) is to provide current income that is exempt from federal income taxes consistent with low volatility of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)(2)	0.01%
Total Annual Fund Operating Expenses	0.36%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$37	$116

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available. During the fiscal period from May 2, 2023 (commencement of operations) through August 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively-managed exchange-traded fund (“ETF”) that blends active and passive investment strategies to optimize costs, tracking and potential return over the Fund’s benchmark index, the Bloomberg Municipal 1-10 Year Blend Index (the “Underlying Index”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. municipal bond securities that are exempt from U.S. federal income tax and are rated investment grade or better. The Fund may also invest up to 20% of its net assets in high-yield municipal bonds, also known as “junk bonds.” The ratio of the Fund’s assets that are allocated to active versus passive investment strategies is determined by Envestnet Asset Management, Inc., the Fund’s investment adviser, (the “Adviser”), and is based on a variety of factors, including the Adviser’s proprietary research that looks at the likelihood of active managers outperforming or underperforming within the asset classes in which the Fund invests, the Adviser’s research and due diligence on available investment sub-advisers (each, a “Sub-Adviser”) within the different asset classes in which the Fund invests and the Adviser’s assessment of how different Sub-Advisers will contribute to overall Fund performance. The Adviser also considers academic research on factor investing, which is an investment approach that involves selecting securities based on attributes associated with higher returns, and the long-term performance of factor investing with established style factors across the asset classes in which the Fund invests. Under normal market conditions, the Adviser will allocate at least 50% of the Fund’s assets to the passive allocation. The Adviser’s allocation to passive investments takes advantage of low costs and index tracking while the active allocation can provide opportunities to add value through risk mitigation and security selection. In the event of a market disruption, like a central bank intervention, or a disruption in credit or liquidity, the Adviser may increase the Fund’s active allocation to take advantage of any mispricings that may arise when the Adviser or a Sub-Adviser determines that a security’s price does not reflect the fundamental value of the security. The portion of the Fund’s investment portfolio that is actively managed by the Sub-Adviser and Adviser will range from 5% to 50% of the Fund’s net assets and is expected to shift over time as economic conditions change and the available information about the asset classes in which the Fund invests evolves. The remaining portion of the Fund’s portfolio will be allocated to the passive investment strategy. The Adviser will generally rebalance the Fund’s portfolio between the active and passive investment strategies on an annual basis but may rebalance the portfolio more frequently if market conditions warrant or the allocation between active and passive drifts significantly from the target allocation.

The Fund’s investments in municipal bonds will generally be exempt from U.S. federal income tax but may be subject to the federal alternative minimum tax (“AMT”) for non-corporate shareholders. The Adviser and the Sub-Adviser will seek to limit volatility in the Fund’s portfolio by investing in municipal bonds with different maturity dates and credit ratings that the Adviser and the Sub-Adviser believes will provide stable and consistent returns to the Fund. The Fund’s investments in municipal bonds may include construction loan notes, general obligation bonds, industrial development bonds, revenue anticipation notes, revenue bonds, tax anticipation notes and tax-exempt commercial notes. The Fund may invest in tax-exempt securities with a range of maturities, from short-term obligations carrying maturities of less than one year to long-term obligations with maturities more than 20 years but expects the securities held by the Fund to have a dollar-weighted average maturity of more than three years but less than ten. The municipal bonds in which the Fund invests must be rated CCC+ or better at the time of purchase by any nationally recognized statistical rating organization (“NRSRO”). In the event a security is split rated by two or more NRSROs, the Adviser will use the lower rating to determine credit quality. The allocation of the Fund’s portfolio will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. The Underlying Index is a market value-weighted index which covers the short and intermediate components of the Bloomberg Municipal Bond Index, an unmanaged, market value-weighted index which covers the U.S. investment-grade tax-exempt bond market. The sponsor of the Underlying Index determines the composition of the Underlying Index and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Neither the Fund nor the Adviser is affiliated with the sponsor of the Underlying Index. The Underlying Index tracks the performance of tax-exempt municipal general obligation, revenue, insured, and pre-refunded bonds with a minimum $5 million par amount outstanding, issued as part of a transaction of at least $50 million, and with a remaining maturity from 1 up to (but not including) 12 years. The Underlying Index includes reinvestment of income and is rebalanced monthly.
The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund and will generally quantitatively manage the passive allocation of the Fund’s investment portfolio. Quantitative investing, also known as systematic investing, is an investment approach that uses mathematical modeling, computer systems and data analysis to evaluate a specific universe of potential investments. Quantitative investing uses data to build portfolios that either attempt to track an index, provide exposure to specific investment style factors, or structure the portfolio according to desired attributes. The Adviser’s quantitative strategy with respect to the Fund seeks to construct the passive allocation of the portfolio to provide investment results that, before expenses, correspond to the performance of the Underlying Index. The Adviser manages the passive allocation utilizing a representative sampling strategy, meaning that the Fund may not purchase all of the securities represented in the Underlying Index, but it will attempt to construct the passive allocation of the Fund to hold a portfolio of securities with generally the same risk, return and credit quality characteristics of the Underlying Index. As part of the passive allocation, the Fund may invest in passively-managed ETFs in trying to construct the passive allocation to track the Underlying Index. The passive allocation may be represented by securities maturing at regular intervals, meaning that the fixed-income securities in the Fund’s passive allocation will have maturity dates that are evenly spaced across several years so that the proceeds may be reinvested at regular intervals as the securities mature.

The Adviser also believes that the Fund’s reward and risk characteristics can be enhanced by employing one or more Sub-Advisers, with complementary styles and approaches, who actively manage distinct segments of a market, asset class or investment style for the Fund. The Fund currently employs one Sub-Adviser to manage the Fund’s qualitative active allocation, GW&K Investment Management, LLC (“GW&K”). GW&K manages the Fund’s qualitative active allocation by emphasizing bottom-up research to target investment grade short to intermediate maturity municipal bonds. GW&K’s proprietary process focuses on a selective universe of municipal bonds to seek best relative value while managing risk. GW&K will generally rely on detailed proprietary research and focus on the sectors and securities they believe are undervalued relative to the market. GW&K will actively trade the portions of the Fund’s investment portfolio they manage, and the Fund may experience a high portfolio turnover rate. In selecting securities for investment, GW&K typically:

•Uses in-depth fundamental research to identify sectors and securities for potential investment and to analyze risk;
•Analyzes the credit quality of issuers, an issuer’s potential for success, the credit, currency, and economic risks of potential investments and their issuers, security-specific features, current and potential future valuation of potential investments, and trading opportunities to select investments;
•Looks to capitalize on rapidly shifting market risks and dynamics caused by economic and technical factors; and
•Considers the liquidity of securities and the portfolio overall as an important factor in portfolio construction.
Principal Risks of Investing in the Fund
Performance
When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Updated performance information is available on the Fund’s website at www.activepassive.com or by calling the Fund toll-free at 1-800-617-0004.

ActivePassive International Equity ETF
ActivePassive International Equity ETF
Investment Objective
The investment objective of the ActivePassive International Equity ETF (“International Equity ETF” or the “Fund”) is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.45%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$46	$144

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available. During the fiscal period from May 2, 2023 (commencement of operations) through August 31, 2023, the Fund’s portfolio turnover rate was 15.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively-managed exchange-traded fund (“ETF”) that blends active and passive investment strategies to optimize costs, tracking and potential return over the Fund’s benchmark index, the S&P Classic ADR Composite Index (the “Benchmark Index”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non-U.S. companies with varying market capitalizations. The Benchmark Index is a broad-based index that seeks to track the American depositary receipts (“ADRs”) trading on the New York Stock Exchange (“NYSE”), the NASDAQ Stock Market, LLC (“NASDAQ”), and over-the-counter (“OTC”) in the United States, subject to size and liquidity requirements. The Benchmark Index includes developed market and emerging market countries. The sponsor of the Benchmark Index determines the composition of the Benchmark Index and relative weightings of the securities in the Benchmark Index and publishes information regarding the market value of the Benchmark Index. Neither the Fund nor the Adviser is affiliated with the sponsor of the Benchmark Index. The Benchmark Index measures the float-adjusted market capitalization weighted performance. To be eligible for Benchmark Index inclusion, a company must have a level II or III ADR program, New York Shares or Global Registered Shares listed with the NYSE or NASDAQ, or have a Level 1 ADR program traded OTC. Additionally, stocks must have been continuously trading for at least three months to be eligible for inclusion in the Benchmark Index. All stocks meeting the eligibility criteria are selected for Benchmark Index inclusion. Constituents are weighted by float-adjusted market capitalization and the index is rebalanced quarterly. The Fund may also utilize a strategic beta investment strategy for a portion of the Fund’s active investment allocation. The ratio of the Fund’s assets that are allocated to active versus passive investment strategies is determined by Envestnet Asset Management, Inc., the Fund’s investment adviser (the “Adviser”), and is based on a variety of factors, including the Adviser’s proprietary research that looks at the likelihood of active managers outperforming or underperforming within the asset classes in which the Fund invests, the Adviser’s research and due diligence on available investment sub-advisers (each, a “Sub-Adviser”) within the different asset classes in which the Fund invests and the Adviser’s assessment of how different Sub-Advisers will contribute to overall Fund performance. The Adviser also considers academic research on factor investing, which is an investment approach that involves selecting securities based on attributes associated with higher returns, and the long-term performance of factor investing with established style factors across the asset classes in which the Fund invests. Historically the Adviser has found that international developed companies are more researched and established than emerging market companies. This makes the market for international developed companies more efficient due to the availability of information and therefore, there are fewer opportunities to find market mispricings that may arise when the Adviser or a Sub-Adviser determines that a security’s price does not reflect the fundamental value of the security. The Adviser generally employs more active management in its allocations to investing in emerging markets because those companies are generally less mature and less researched and uses more passive management for investing in developed markets as they tend to be more mature and more accurately valued. The portion of the Fund’s investment portfolio that is actively managed by the Sub-Advisers and Adviser will range from 30% to 80% of the Fund’s net assets and is expected to shift over time as economic conditions change and the available information about the asset classes in which the Fund invests evolves. The remaining portion of the Fund’s portfolio will be allocated to the passive investment strategy. The Adviser will generally rebalance the Fund’s portfolio between the active and passive investment strategies on an annual basis but may rebalance the portfolio more frequently if market conditions warrant or the allocation between active and passive drifts significantly from the target allocation.

The Fund’s investment in equity securities may include common stock and preferred stock of companies that are either domiciled or have their primary operations outside the United States. The Fund may invest in companies located in non-U.S. developed markets and in companies located in emerging markets. The Adviser considers a country to be an emerging market country if companies domiciled in that country are represented in the S&P Emerging Classic ADR Index. Under normal market conditions the Fund will only invest in ADRs for exposure to securities of non-U.S. companies.

The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund and will quantitatively manage the passive and strategic beta portions of the Fund’s investment portfolio. Quantitative investing, also known as systematic investing, is an investment approach that uses mathematical modeling, computer systems and data analysis to evaluate a specific universe of potential investments. Quantitative investing uses data to build portfolios that either attempt to track an index or provide exposure to specific investment style factors. The Adviser’s quantitative strategy with respect to the passive allocation of the Fund seeks to provide investment results that, before expenses, correspond to the performance of the S&P Developed Markets Classic ADR Index (the “Underlying Index”). The Adviser
manages the passive allocation utilizing a representative sampling strategy, meaning that the Fund may not purchase all of the securities represented in the Underlying Index, but it will attempt to construct the passive allocation of the Fund to hold a portfolio of securities that, in the aggregate, have risk, return and quality characteristics that resemble the risk, return and quality characteristics of the Underlying Index. As part of the passive allocation, the Fund may invest in passively-managed ETFs in trying to construct the passive allocation to track the Underlying Index. The Underlying Index seeks to track the developed market ADRs trading on the NYSE, NASDAQ, and OTC in the United States, subject to size and liquidity requirements. The sponsor of the Underlying Index determines the composition of the Underlying Index and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Neither the Fund nor the Adviser is affiliated with the sponsor of the Underlying Index. The Underlying Index measures the float-adjusted market capitalization weighted performance. To be eligible for Underlying Index inclusion, a company must have a level II or III ADR program, New York Shares or Global Registered Shares listed with the NYSE or NASDAQ, or have a Level 1 ADR program traded OTC. Additionally, stocks must have been continuously trading for at least three months to be eligible for inclusion in the Underlying Index. All stocks meeting the eligibility criteria are selected for Underlying Index inclusion. Constituents are weighted by float-adjusted market capitalization and the Underlying Index rebalanced quarterly.

Strategic beta investing involves screening the Fund’s investment universe for securities with specified characteristics that the Adviser believes offer opportunities for better returns. The Fund’s strategic beta allocation emphasizes exposure to investment style factors, including but not limited to value, momentum and quality, that academic research has linked to higher expected returns. Value investing aims to capture excess returns from stocks that have low prices relative to their fundamental value. This is commonly tracked by price to book, price to earnings, dividends, and free cash flow. Momentum investing employs the thesis that stocks that have outperformed in the past tend to exhibit strong returns for a period of time going forward. Quality investing is often captured through exposure to companies having low debt, stable earnings, consistent asset growth, and strong corporate governance. Quality stocks are identified by using common financial metrics like a return on equity, debt to equity and earnings variability. The combined active, passive and strategic beta allocations in the Fund’s portfolio will have similar characteristics (e.g., average market capitalization and region exposure) to the Benchmark Index.

The Adviser also believes that the Fund’s reward and risk characteristics can be enhanced by employing one or more Sub-Advisers, with complementary styles and approaches, who actively manage distinct segments of a market, asset class or investment style for the Fund. The Fund currently employs two Sub-Advisers to manage the Fund’s qualitative active allocation, AllianceBernstein L.P. (“AllianceBernstein”) and Causeway Capital Management LLC (“Causeway”). AllianceBernstein manages a sleeve of the Fund’s qualitative active allocation by seeking to invest in high-quality large- and mid-cap ADRs that generate consistent revenue and demonstrate stable earnings growth potential. Causeway will utilize an international value ADR strategy that seeks long-term growth of capital by utilizing a “value” investing style, which targets stocks that Causeway believes are trading at a lower price than their true value. Typical value characteristics Causeway will consider in evaluating investments for the Fund include low price-to-earnings ratio relative to the sector, high yield relative to the market, low price-to-book value ratio relative to the market, low price-to-cash flow ratio relative to the market, and financial strength. Causeway will generally invest in companies with market capitalizations of US$5 billion or greater at the time of investment. The Sub-Advisers generally rely on detailed proprietary research and actively focus on the sectors and securities they believe are undervalued relative to the market. The Sub‑Advisers will actively trade the portion of the Fund’s investment portfolio they manage, and the Fund may experience a high portfolio turnover rate. In selecting securities for investment, the Sub-Advisers typically:
•Use in-depth fundamental research to identify sectors and securities for potential investment and to analyze risk;
•Exploit inefficiencies in the valuation of risk and reward;
•Look to capitalize on rapidly shifting market risks and dynamics caused by economic and technical factors; and
•Consider the liquidity of securities and the portfolio overall as an important factor in portfolio construction.
Principal Risks of Investing in the Fund
Performance
When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Updated performance information is available on the Fund’s website at www.activepassive.com or by calling the Fund toll-free at 1-800-617-0004.

ActivePassive U.S. Equity ETF
ActivePassive U.S. Equity ETF
Investment Objective
The investment objective of the ActivePassive U.S. Equity ETF (“U.S. Equity ETF” or the “Fund”) is to provide long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)(2)	0.03%
Total Annual Fund Operating Expenses	0.33%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$34	$106

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available. During the fiscal period from May 2, 2023 (commencement of operations) through August 31, 2023, the Fund’s portfolio turnover rate was 8.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively-managed exchange-traded fund (“ETF”) that blends active and passive investment strategies to optimize costs, tracking and potential return over the Fund’s benchmark index, the CRSP U.S. Total Market Index (the “Benchmark Index”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies included in the Benchmark Index. The Benchmark Index captures broad U.S. equity market coverage and includes securities traded on NYSE, NYSE American, NYSE ARCA, NASDAQ, Bats Global Markets, and the Investors Exchange. The sponsor of the Benchmark Index determines the composition of the Benchmark Index and relative weightings of the securities in the Benchmark Index and publishes information regarding the market value of the Benchmark Index. Neither the Fund nor the Adviser is affiliated with the sponsor of the Benchmark Index. The Benchmark Index includes nearly 4,000 constituents across mega, large, small and micro capitalizations, representing nearly 100% of the U.S. investable equity market. To be eligible for Benchmark Index inclusion, a company must have more than $15 million in total market capitalization, the company’s float shares must be greater than 12.5% of the total shares outstanding, the average of the adjusted trading volume over the last 125 days divided by float shares on the ranking date must be at least 0.0008, and the company must satisfy consecutive trading day requirements. The Benchmark Index is weighted according to free-float market capitalization and is recalculated quarterly. The Fund may also utilize a strategic beta strategy for a portion of the Fund’s active investment portfolio. The Adviser will generally rebalance the Fund’s portfolio between the active and passive investment strategies on an annual basis but may rebalance the portfolio more frequently if market conditions warrant or the allocation between active and passive drifts significantly from the target allocation.

Historically Envestnet Asset Management, Inc., the Fund’s investment adviser (the “Adviser”), has found that large cap companies in the U.S. are more researched and attract more scrutiny and research coverage than smaller capitalization companies. The Adviser will generally allocate more to active management for investments in smaller companies and use more passive management for larger companies. The portion of the Fund’s investment portfolio that is actively-managed by the Adviser will range from 15% to 65% of the Fund’s net assets and is expected to shift over time as economic conditions change and the available information about the asset classes in which the Fund invests evolves. The remaining portion of the Fund’s portfolio will be allocated to the passive strategy. The Fund will invest at least 60% of its net assets in equity securities of U.S. companies with large market capitalizations. The Fund’s investment in equity securities may include common stock and preferred stock.

The Adviser will quantitatively manage the passive and strategic beta portion of the Fund’s investment portfolio. Quantitative investing, also known as systematic investing, is an investment approach that uses mathematical modeling, computer systems and data analysis to evaluate a specific universe of potential investments. Quantitative investing uses data to build portfolios that either attempt to track an index or provide exposure to specific investment style factors. The Adviser’s quantitative strategy with respect to the Fund seeks to construct the passive allocation of the portfolio to provide investment results that, before expenses, correspond to the price and performance of the CRSP U.S. Large Cap Index (the “Underlying Index”). The sponsor of the Underlying Index determines the composition of the Underlying Index and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Neither the Fund nor the Adviser is affiliated with the sponsor of the Underlying Index. The Underlying Index includes mega and large U.S. companies that comprise the top 85% of investable market capitalization and represents the top 85% by market capitalization of the Benchmark Index. The Underlying Index captures broad U.S. equity market coverage and includes securities traded on NYSE, NYSE American, NYSE ARCA, NASDAQ, Bats Global Markets, and the Investors Exchange. The Underlying Index is weighted according to free-float market capitalization and is recalculated quarterly. The Adviser manages the passive allocation utilizing a representative sampling strategy, meaning that the Fund may not purchase all of the securities represented in the Underlying Index, but it will attempt to construct the passive allocation of the Fund to hold a portfolio of securities that, in the aggregate, have risk, return and quality characteristics that resemble the risk, return and quality characteristics of the Underlying Index. As part of the passive allocation, the Fund may invest in passively-managed ETFs in trying to construct the passive allocation to track the Underlying Index.
Strategic beta investing involves screening the Fund’s investment universe for securities with specified characteristics that the Adviser believes offer opportunities for better returns. Strategic beta is a quantitative approach that emphasizes exposure to investment style factors, such as value, momentum and quality, that academic research has linked to higher expected returns. For the strategic beta portion of the Fund’s portfolio, the Adviser will generally invest in large capitalization stocks and ETFs that primarily invest in small capitalization stocks. Investing in ETFs that provide exposure to small capitalization stocks will give the Fund exposure to a distinct asset class from the rest of the Fund’s portfolio with a unique risk profile. Value investing aims to capture excess returns from stocks that have low prices relative to their fundamental value. This is commonly tracked by price to book, price to earnings, dividends, and free cash flow. Momentum investing employs the thesis that stocks that have outperformed in the past tend to exhibit strong returns for a period of time going forward. Quality investing is often captured through exposure to companies having low debt, stable earnings, consistent asset growth, and strong corporate governance. Quality stocks are identified by using common financial metrics like a return to equity, debt to equity and earnings variability. The combined active and passive allocations will have similar characteristics (e.g., average market capitalization) to the Benchmark Index.

The Adviser believes that the Fund’s reward and risk characteristics can be enhanced by employing one or more investment sub-advisers (each, a “Sub-Adviser”), with complementary styles and approaches, who actively manage distinct segments of a market, asset class or investment style for the Fund. The Fund does not currently employ any Sub-Advisers to manage a portion of the Fund’s qualitative active allocation, but it may employ one or more Sub-Advisers in the future.

Principal Risks of Investing in the Fund
Performance
When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Updated performance information is available on the Fund’s website at www.activepassive.com or by calling the Fund toll-free at 1-800-617-0004.